Balanced Portfolio
Schedule of Investments (unaudited)
As of September 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (65.5%)
Communication Services (6.5%)
Alphabet Inc. Class A	680,261	112,821
Meta Platforms Inc. Class A	111,850	64,027
* Netflix Inc.	38,153	27,061
T-Mobile US Inc.	118,485	24,451
		228,360
Consumer Discretionary (7.9%)
* Amazon.com Inc.	593,514	110,589
McDonald's Corp.	128,103	39,009
Home Depot Inc.	87,084	35,286
TJX Cos. Inc.	220,849	25,959
* O'Reilly Automotive Inc.	20,117	23,167
Starbucks Corp.	158,286	15,431
Tractor Supply Co.	48,664	14,158
* Tesla Inc.	32,005	8,373
* MercadoLibre Inc.	3,210	6,587
		278,559
Consumer Staples (2.3%)
Unilever plc (XLON)	511,673	33,173
Procter & Gamble Co.	152,748	26,456
Pernod Ricard SA	153,759	23,263
		82,892
Energy (3.3%)
Exxon Mobil Corp.	437,959	51,338
Williams Cos. Inc.	345,162	15,757
Marathon Petroleum Corp.	81,340	13,251
Targa Resources Corp.	88,768	13,139
EQT Corp.	351,051	12,862
Cheniere Energy Inc.	64,536	11,606
		117,953
Financials (9.1%)
Wells Fargo & Co.	992,481	56,065
JPMorgan Chase & Co.	235,663	49,692
S&P Global Inc.	92,336	47,703
Progressive Corp.	177,189	44,963
KKR & Co. Inc.	233,184	30,449
Nasdaq Inc.	397,807	29,044
American Express Co.	94,589	25,653
Morgan Stanley	234,163	24,409
Visa Inc. Class A	56,238	15,463
		323,441
Health Care (8.3%)
UnitedHealth Group Inc.	121,717	71,165
Merck & Co. Inc.	326,392	37,065
HCA Healthcare Inc.	84,668	34,412
AstraZeneca plc ADR	395,583	30,820
Danaher Corp.	103,728	28,838
Novartis AG (Registered)	206,346	23,759
Gilead Sciences Inc.	206,658	17,326
Eli Lilly & Co.	16,556	14,668
Humana Inc.	43,953	13,922
Daiichi Sankyo Co. Ltd.	344,719	11,387
Chugai Pharmaceutical Co. Ltd.	162,364	7,870
Astellas Pharma Inc.	209,500	2,421
		293,653
Industrials (4.4%)
Parker-Hannifin Corp.	47,880	30,252
Republic Services Inc.	144,166	28,954

Balanced Portfolio
				Shares	Market Value ($000)
*	Uber Technologies Inc.			331,236	24,896
	Deere & Co.			55,812	23,292
	Honeywell International Inc.			95,384	19,717
	Johnson Controls International plc			247,525	19,210
*	Boeing Co.			58,654	8,918
					155,239
Information Technology (19.7%)
	Microsoft Corp.			413,487	177,923
	Apple Inc.			629,365	146,642
	NVIDIA Corp.			1,156,132	140,401
	Broadcom Inc.			346,535	59,777
*	ServiceNow Inc.			39,480	35,311
	Salesforce Inc.			112,061	30,672
	Texas Instruments Inc.			144,740	29,899
	Intuit Inc.			36,726	22,807
	NXP Semiconductors NV			83,277	19,987
	Corning Inc.			410,997	18,557
	KLA Corp.			20,005	15,492
					697,468
Materials (0.9%)
	Glencore plc			3,072,731	17,596
	Anglo American plc			392,074	12,745
					30,341
Real Estate (1.2%)
	Welltower Inc.			174,533	22,345
	Crown Castle Inc.			145,094	17,213
	Lineage Inc.			15,607	1,223
					40,781
Utilities (1.9%)
	Duke Energy Corp.			291,574	33,618
	Exelon Corp.			572,926	23,232
	American Electric Power Co. Inc.			118,575	12,166
					69,016
Total Common Stocks (Cost $1,702,846)					2,317,703
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.1%)
U.S. Government Securities (7.1%)
	United States Treasury Note/Bond	0.375%	12/31/25	190	182
	United States Treasury Note/Bond	4.250%	12/31/25	4,500	4,520
	United States Treasury Note/Bond	3.875%	1/15/26	1,350	1,351
	United States Treasury Note/Bond	4.000%	2/15/26	9,200	9,224
	United States Treasury Note/Bond	4.625%	2/28/26	3,300	3,337
	United States Treasury Note/Bond	0.750%	3/31/26	210	201
	United States Treasury Note/Bond	4.500%	3/31/26	5,350	5,406
	United States Treasury Note/Bond	4.875%	4/30/26	600	610
[1]	United States Treasury Note/Bond	4.875%	5/31/26	8,890	9,054
	United States Treasury Note/Bond	4.500%	7/15/26	70	71
	United States Treasury Note/Bond	4.375%	7/31/26	6,760	6,841
	United States Treasury Note/Bond	4.375%	8/15/26	4,000	4,050
	United States Treasury Note/Bond	3.750%	8/31/26	10,816	10,831
	United States Treasury Note/Bond	4.625%	9/15/26	2,600	2,647
	United States Treasury Note/Bond	4.625%	11/15/26	7,206	7,349
	United States Treasury Note/Bond	4.000%	1/15/27	1,473	1,485
	United States Treasury Note/Bond	4.125%	2/15/27	9,506	9,616
	United States Treasury Note/Bond	2.500%	3/31/27	439	428
	United States Treasury Note/Bond	4.500%	4/15/27	4,093	4,183
	United States Treasury Note/Bond	4.375%	7/15/27	8,635	8,816
	United States Treasury Note/Bond	2.750%	7/31/27	1,192	1,165
	United States Treasury Note/Bond	3.750%	8/15/27	4,540	4,561
	United States Treasury Note/Bond	3.125%	8/31/27	650	642
	United States Treasury Note/Bond	4.125%	9/30/27	5,747	5,839
	United States Treasury Note/Bond	4.125%	10/31/27	6,379	6,481
	United States Treasury Note/Bond	3.875%	11/30/27	540	545

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.875%	12/31/27	738	745
	United States Treasury Note/Bond	4.000%	2/29/28	3,202	3,246
	United States Treasury Note/Bond	3.625%	3/31/28	976	978
	United States Treasury Note/Bond	3.625%	5/31/28	336	336
	United States Treasury Note/Bond	4.125%	7/31/28	3,603	3,673
	United States Treasury Note/Bond	4.375%	8/31/28	5,527	5,686
	United States Treasury Note/Bond	4.625%	9/30/28	4,614	4,793
	United States Treasury Note/Bond	4.375%	11/30/28	5,052	5,207
	United States Treasury Note/Bond	3.750%	12/31/28	4,127	4,155
	United States Treasury Note/Bond	4.000%	1/31/29	5,350	5,441
	United States Treasury Note/Bond	4.250%	2/28/29	9,623	9,890
	United States Treasury Note/Bond	4.125%	3/31/29	5,483	5,608
	United States Treasury Note/Bond	4.625%	4/30/29	9,334	9,746
	United States Treasury Note/Bond	4.500%	5/31/29	9,449	9,827
	United States Treasury Note/Bond	4.250%	6/30/29	8,563	8,814
	United States Treasury Note/Bond	4.000%	7/31/29	8,945	9,116
	United States Treasury Note/Bond	3.625%	8/31/29	775	778
	United States Treasury Note/Bond	3.875%	9/30/29	84	85
	United States Treasury Note/Bond	4.000%	10/31/29	334	340
	United States Treasury Note/Bond	3.500%	4/30/30	317	315
	United States Treasury Note/Bond	3.750%	5/31/30	538	542
	United States Treasury Note/Bond	4.000%	7/31/30	332	339
	United States Treasury Note/Bond	4.875%	10/31/30	122	130
	United States Treasury Note/Bond	3.750%	12/31/30	1,524	1,533
	United States Treasury Note/Bond	4.125%	7/31/31	867	892
	United States Treasury Note/Bond	4.375%	5/15/34	3,425	3,587
	United States Treasury Note/Bond	3.875%	8/15/34	2,015	2,029
	United States Treasury Note/Bond	2.000%	11/15/41	9,337	6,864
	United States Treasury Note/Bond	2.375%	2/15/42	865	674
	United States Treasury Note/Bond	3.375%	8/15/42	6,736	6,078
	United States Treasury Note/Bond	4.000%	11/15/42	3,193	3,142
	United States Treasury Note/Bond	3.875%	2/15/43	777	750
	United States Treasury Note/Bond	3.875%	5/15/43	3,955	3,808
	United States Treasury Note/Bond	4.750%	11/15/43	2,265	2,444
	United States Treasury Note/Bond	4.500%	2/15/44	3,502	3,654
	United States Treasury Note/Bond	4.625%	5/15/44	6,050	6,412
	United States Treasury Note/Bond	4.125%	8/15/44	1,877	1,863
	United States Treasury Note/Bond	4.000%	11/15/52	110	107
	United States Treasury Note/Bond	3.625%	5/15/53	607	552
	United States Treasury Note/Bond	4.125%	8/15/53	1,326	1,321
	United States Treasury Note/Bond	4.750%	11/15/53	749	827
	United States Treasury Note/Bond	4.250%	2/15/54	328	334
	United States Treasury Note/Bond	4.625%	5/15/54	2,045	2,218
	United States Treasury Note/Bond	4.250%	8/15/54	4,198	4,287
					252,601
Conventional Mortgage-Backed Securities (0.9%)
[2,3]	Fannie Mae Pool	1.770%	1/1/36	521	419
[2,4]	Ginnie Mae	5.000%	10/15/54	2,744	2,749
[2]	Ginnie Mae I Pool	8.000%	9/15/30	15	17
[2]	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	18	18
[2,3]	UMBS Pool	2.500%	4/1/37 - 4/1/38	576	539
[2,3]	UMBS Pool	3.000%	6/1/43	157	144
[2,3]	UMBS Pool	5.000%	11/1/43 - 7/1/53	5,896	5,920
[2,3]	UMBS Pool	5.500%	3/1/53 - 2/1/54	9,801	9,935
[2,3,4]	UMBS Pool	6.000%	8/1/53 - 10/15/54	10,366	10,596
					30,337
Nonconventional Mortgage-Backed Securities (0.1%)
[2,3]	Fannie Mae REMICS	3.500%	4/25/31 - 11/25/57	1,418	1,376
[2,3]	Fannie Mae REMICS	3.000%	12/25/39 - 9/25/57	793	732
[2,3]	Fannie Mae REMICS	1.500%	8/25/41	50	48
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	13	13
[2,3]	Fannie Mae REMICS	2.000%	6/25/44	2	2
[2,3]	Fannie Mae REMICS	2.500%	8/25/46	458	387
[2,3]	Fannie Mae REMICS	4.000%	7/25/53	46	45
[2,3]	Freddie Mac REMICS	4.000%	12/15/30 - 2/15/31	78	78
[2,3]	Freddie Mac REMICS	3.500%	3/15/31 - 12/15/46	433	407

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac REMICS	3.000%	6/15/44 - 7/15/45	306	278
					3,366
Total U.S. Government and Agency Obligations (Cost $285,912)					286,304
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
[2,5]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	26	25
[2,5]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	24	24
[2,5]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	1,775	1,682
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	1,310	1,364
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	29	28
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	71	70
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	601	503
[2,5,6]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	6.111%	10/15/36	425	423
[2,5]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	460	421
[2,5]	CF Hippolyta Issuer LLC Class A1 Series 2020-1	1.690%	7/15/60	154	149
[2,5]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	5.970%	8/15/62	109	110
[2,5]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	1,154	1,085
[2,5]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/36	635	643
[2,5]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	385	380
[2,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	263	242
[2,5]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	725	652
[2,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	1,290	1,319
[2,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	650	656
[2,3,6]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 6.014%	11.295%	10/25/28	45	47
[2,5]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	1,787	1,698
[2,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	1,460	1,496
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	495	394
[2,3,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	885	901
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K511	4.860%	10/25/28	1,220	1,256
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	1,451	1,528
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	300	272
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	300	265
[2,3]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	561	544
[2]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/49	1,949	1,750
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/27	795	810
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.100%	3/16/29	820	836
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	290	290
[2,5]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	1,632	1,722
[2,5]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	1,765	1,812
[2,5]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	800	824
[2,5]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	942	891
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	1,060	1,083
[2,5]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	195	183
[2,5]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	233	212
[2,5]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	182	169
[2,5]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	62	57
[2,5]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	3,810	3,512
[2,5]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	300	270
[2,5]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	358	351
[2,5]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2023-1A	5.000%	9/15/48	1,324	1,320
[2,5,6]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	700	616
[2,5]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	346	305
[2,5]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/44	234	226
[2,5]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	560	525
[2,5]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	1,032	927
[2,5]	Vantage Data Centers Issuer LLC Class A2 Series 2020-1A	1.645%	9/15/45	698	675
[2,5]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	1,092	1,036
[2]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	785	798
[2,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	690	695
[2,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/38	718	726
[2,5]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/39	705	711
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $42,155)					41,509
Corporate Bonds (22.1%)
Communications (1.3%)
	America Movil SAB de CV	3.625%	4/22/29	780	755
	America Movil SAB de CV	6.125%	3/30/40	390	424
	AT&T Inc.	2.750%	6/1/31	1,305	1,180
	AT&T Inc.	3.500%	6/1/41	1,755	1,438

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.300%	12/15/42	420	374
	AT&T Inc.	3.650%	6/1/51	948	727
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	889	618
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	1,223	1,178
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	247	207
	Comcast Corp.	3.400%	4/1/30	145	139
	Comcast Corp.	4.200%	8/15/34	730	706
	Comcast Corp.	5.650%	6/15/35	110	118
	Comcast Corp.	4.400%	8/15/35	877	855
	Comcast Corp.	6.500%	11/15/35	24	28
	Comcast Corp.	3.250%	11/1/39	1,100	899
	Comcast Corp.	3.750%	4/1/40	110	95
	Comcast Corp.	3.969%	11/1/47	627	524
	Comcast Corp.	4.000%	3/1/48	345	289
	Comcast Corp.	3.999%	11/1/49	602	502
	Comcast Corp.	2.887%	11/1/51	1,520	1,020
	Comcast Corp.	2.450%	8/15/52	1,025	624
	Comcast Corp.	4.049%	11/1/52	2,279	1,895
	Comcast Corp.	5.350%	5/15/53	534	546
	Comcast Corp.	2.937%	11/1/56	5,619	3,671
	Comcast Corp.	2.650%	8/15/62	615	364
	Comcast Corp.	2.987%	11/1/63	2,193	1,390
[5]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,469
	Meta Platforms Inc.	4.950%	5/15/33	1,534	1,607
	Meta Platforms Inc.	5.600%	5/15/53	1,235	1,339
	Meta Platforms Inc.	5.400%	8/15/54	705	738
	Meta Platforms Inc.	5.750%	5/15/63	480	525
	NBCUniversal Media LLC	4.450%	1/15/43	359	330
[5]	NBN Co. Ltd.	1.625%	1/8/27	760	717
[5]	NBN Co. Ltd.	2.625%	5/5/31	1,105	984
[5]	NBN Co. Ltd.	2.500%	1/8/32	2,179	1,896
[5]	NTT Finance Corp.	1.162%	4/3/26	1,040	994
	Omnicom Group Inc.	5.300%	11/1/34	494	513
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/31	725	657
	Orange SA	9.000%	3/1/31	530	656
[2,5]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	163	162
	Telefonica Emisiones SA	5.213%	3/8/47	190	180
	Telefonica Emisiones SA	5.520%	3/1/49	455	450
	T-Mobile USA Inc.	2.050%	2/15/28	1,275	1,187
	T-Mobile USA Inc.	4.200%	10/1/29	1,577	1,570
	T-Mobile USA Inc.	3.875%	4/15/30	1,384	1,346
	T-Mobile USA Inc.	2.550%	2/15/31	375	334
	T-Mobile USA Inc.	2.250%	11/15/31	150	129
	T-Mobile USA Inc.	4.375%	4/15/40	485	447
	T-Mobile USA Inc.	3.000%	2/15/41	151	116
	T-Mobile USA Inc.	5.250%	6/15/55	1,395	1,388
	T-Mobile USA Inc.	3.600%	11/15/60	425	308
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	133	123
	Uber Technologies Inc.	4.800%	9/15/34	605	604
	Uber Technologies Inc.	5.350%	9/15/54	350	347
	Verizon Communications Inc.	2.355%	3/15/32	1,081	931
	Verizon Communications Inc.	4.812%	3/15/39	1,280	1,259
	Verizon Communications Inc.	3.400%	3/22/41	115	94
	Verizon Communications Inc.	3.850%	11/1/42	104	89
	Verizon Communications Inc.	2.875%	11/20/50	135	91
	Verizon Communications Inc.	3.000%	11/20/60	139	90
	Walt Disney Co.	3.500%	5/13/40	1,729	1,472
	Walt Disney Co.	4.750%	9/15/44	26	25
	Walt Disney Co.	2.750%	9/1/49	424	289
					46,022
Consumer Discretionary (0.7%)
	Amazon.com Inc.	3.600%	4/13/32	2,300	2,222
	Amazon.com Inc.	2.875%	5/12/41	105	84
	Amazon.com Inc.	4.950%	12/5/44	630	654
	Amazon.com Inc.	4.050%	8/22/47	85	76
	Amazon.com Inc.	3.950%	4/13/52	280	244
	Amazon.com Inc.	4.250%	8/22/57	1,648	1,490
	Amazon.com Inc.	4.100%	4/13/62	255	220
[5]	BMW US Capital LLC	1.250%	8/12/26	840	797

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brown University	2.924%	9/1/50	155	114
[2]	Duke University	2.832%	10/1/55	775	542
[5]	ERAC USA Finance LLC	5.000%	2/15/29	270	278
[5]	ERAC USA Finance LLC	4.900%	5/1/33	985	1,003
[5]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,370
[5]	ERAC USA Finance LLC	5.625%	3/15/42	340	361
[5]	ERAC USA Finance LLC	4.500%	2/15/45	1,669	1,539
[5]	ERAC USA Finance LLC	5.400%	5/1/53	725	759
	Georgetown University	4.315%	4/1/49	150	137
	Georgetown University	2.943%	4/1/50	235	168
	Georgetown University	5.115%	4/1/53	255	265
	Home Depot Inc.	3.900%	12/6/28	290	289
	Home Depot Inc.	4.850%	6/25/31	645	668
	Home Depot Inc.	3.250%	4/15/32	748	700
	Home Depot Inc.	3.300%	4/15/40	825	689
	Home Depot Inc.	4.875%	2/15/44	250	248
	Home Depot Inc.	4.400%	3/15/45	780	727
	Home Depot Inc.	4.250%	4/1/46	1,332	1,212
	Home Depot Inc.	4.500%	12/6/48	345	323
	Home Depot Inc.	3.125%	12/15/49	75	55
	Home Depot Inc.	2.375%	3/15/51	70	44
	Home Depot Inc.	2.750%	9/15/51	575	389
	Home Depot Inc.	3.625%	4/15/52	655	526
	Home Depot Inc.	5.300%	6/25/54	2,190	2,302
	Home Depot Inc.	5.400%	6/25/64	110	116
[5]	Hyundai Capital America	1.650%	9/17/26	1,060	1,005
[2]	Johns Hopkins University	4.083%	7/1/53	200	180
[2]	Johns Hopkins University	2.813%	1/1/60	180	121
	Leland Stanford Junior University	2.413%	6/1/50	73	48
	Lowe's Cos. Inc.	3.100%	5/3/27	767	748
	Lowe's Cos. Inc.	6.500%	3/15/29	334	366
	Lowe's Cos. Inc.	2.800%	9/15/41	425	312
	Lowe's Cos. Inc.	4.650%	4/15/42	750	704
	Lowe's Cos. Inc.	5.800%	9/15/62	672	703
	Massachusetts Institute of Technology	2.989%	7/1/50	26	20
	Massachusetts Institute of Technology	2.294%	7/1/51	63	40
	McDonald's Corp.	3.625%	9/1/49	142	112
[2]	Northeastern University	2.894%	10/1/50	225	165
[2]	Northwestern University	2.640%	12/1/50	25	17
	President and Fellows of Harvard College	3.745%	11/15/52	15	13
	Thomas Jefferson University	3.847%	11/1/57	325	252
	Trustees of Princeton University	2.516%	7/1/50	61	43
	Trustees of Princeton University	4.201%	3/1/52	64	60
	Trustees of the University of Pennsylvania	2.396%	10/1/50	193	124
[2]	University of Chicago	2.761%	4/1/45	165	133
	University of Southern California	2.945%	10/1/51	60	44
	University of Southern California	4.976%	10/1/53	630	650
	Yale University	2.402%	4/15/50	41	27
					26,498
Consumer Staples (1.0%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,940	1,947
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	2,118	2,085
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	543	523
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,143	2,142
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	341	368
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	924	888
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	317	357
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	888
	BAT Capital Corp.	6.343%	8/2/30	305	330
	BAT Capital Corp.	4.390%	8/15/37	500	455
	BAT Capital Corp.	7.079%	8/2/43	340	390
[5]	Cargill Inc.	6.875%	5/1/28	645	693
[5]	Cargill Inc.	4.760%	11/23/45	635	608
[5]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	426
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	898	934
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	460	485
	Colgate-Palmolive Co.	7.600%	5/19/25	480	489
[5]	Danone SA	2.947%	11/2/26	735	716
	Diageo Capital plc	2.375%	10/24/29	2,108	1,939

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kenvue Inc.	5.000%	3/22/30	1,025	1,070
	Kenvue Inc.	5.100%	3/22/43	460	475
	Kenvue Inc.	5.050%	3/22/53	500	513
	Keurig Dr Pepper Inc.	5.050%	3/15/29	1,155	1,191
	Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,768
	Philip Morris International Inc.	5.125%	11/17/27	840	865
	Philip Morris International Inc.	5.625%	11/17/29	1,160	1,231
	Philip Morris International Inc.	5.125%	2/15/30	2,740	2,842
	Philip Morris International Inc.	5.125%	2/13/31	705	732
	Philip Morris International Inc.	5.750%	11/17/32	1,470	1,579
	Philip Morris International Inc.	5.375%	2/15/33	3,436	3,592
	Philip Morris International Inc.	5.250%	2/13/34	2,070	2,150
	Philip Morris International Inc.	4.875%	11/15/43	145	141
					34,812
Energy (1.5%)
[5]	Aker BP ASA	3.750%	1/15/30	600	573
[5]	Aker BP ASA	6.000%	6/13/33	520	545
[4,5]	Aker BP ASA	5.125%	10/1/34	180	178
	BP Capital Markets America Inc.	1.749%	8/10/30	345	301
	BP Capital Markets America Inc.	2.721%	1/12/32	3,210	2,860
	BP Capital Markets America Inc.	4.812%	2/13/33	1,180	1,196
	BP Capital Markets America Inc.	4.893%	9/11/33	1,240	1,262
	BP Capital Markets America Inc.	5.227%	11/17/34	1,490	1,551
	BP Capital Markets America Inc.	2.772%	11/10/50	470	309
	BP Capital Markets America Inc.	2.939%	6/4/51	925	628
	BP Capital Markets America Inc.	3.001%	3/17/52	1,306	896
	BP Capital Markets America Inc.	3.379%	2/8/61	370	261
	Cheniere Energy Partners LP	5.950%	6/30/33	585	619
[5]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	265	267
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	140	144
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	355	376
[5]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/33	425	454
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	1,202	1,338
[5]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	247	278
[5]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/63	247	282
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	585	548
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	125	116
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,603	1,445
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	631	560
[5]	EIG Pearl Holdings Sarl	4.387%	11/30/46	470	387
	Enbridge Inc.	6.700%	11/15/53	708	821
	Enbridge Inc.	5.950%	4/5/54	300	318
	Energy Transfer LP	5.250%	4/15/29	1,375	1,414
	Energy Transfer LP	6.550%	12/1/33	495	547
	Energy Transfer LP	5.350%	5/15/45	160	152
	Energy Transfer LP	6.125%	12/15/45	170	177
	Energy Transfer LP	5.300%	4/15/47	155	146
	Energy Transfer LP	5.400%	10/1/47	247	235
	Energy Transfer LP	5.950%	5/15/54	450	461
[5]	Eni SpA	5.950%	5/15/54	1,030	1,062
	Enterprise Products Operating LLC	5.950%	2/1/41	90	98
	Enterprise Products Operating LLC	5.100%	2/15/45	470	463
	Enterprise Products Operating LLC	4.250%	2/15/48	730	630
	Enterprise Products Operating LLC	3.300%	2/15/53	550	394
	Equinor ASA	2.875%	4/6/25	140	139
	Equinor ASA	3.125%	4/6/30	1,548	1,471
	Exxon Mobil Corp.	2.610%	10/15/30	1,055	972
	Exxon Mobil Corp.	4.114%	3/1/46	320	285
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,123	996
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	1,012	853
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	530	549
[2,5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	234	248
[2,5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	825	890
[2,5]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	815	845
	MPLX LP	2.650%	8/15/30	216	194
	MPLX LP	4.950%	9/1/32	225	226
	MPLX LP	5.500%	6/1/34	615	632
	ONEOK Inc.	5.650%	11/1/28	325	340
	ONEOK Inc.	4.750%	10/15/31	700	700

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	6.050%	9/1/33	500	535
	ONEOK Inc.	5.700%	11/1/54	1,363	1,356
[5]	QatarEnergy	2.250%	7/12/31	925	813
[5]	QatarEnergy	3.125%	7/12/41	675	536
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	630	606
[5]	Saudi Arabian Oil Co.	5.250%	7/17/34	805	827
[5]	Schlumberger Holdings Corp.	3.900%	5/17/28	807	798
[5]	Schlumberger Holdings Corp.	5.000%	11/15/29	430	444
	Shell International Finance BV	4.125%	5/11/35	1,130	1,096
	Shell International Finance BV	5.500%	3/25/40	345	367
	Shell International Finance BV	4.550%	8/12/43	100	94
	Shell International Finance BV	4.375%	5/11/45	2,565	2,330
	Shell International Finance BV	3.000%	11/26/51	2,085	1,457
	Suncor Energy Inc.	5.950%	12/1/34	500	539
	Targa Resources Corp.	6.150%	3/1/29	1,815	1,934
	TotalEnergies Capital SA	5.150%	4/5/34	605	630
	TotalEnergies Capital SA	5.488%	4/5/54	445	460
	TotalEnergies Capital SA	5.275%	9/10/54	455	456
	TotalEnergies Capital SA	5.638%	4/5/64	665	694
	TotalEnergies Capital SA	5.425%	9/10/64	900	905
	TransCanada PipeLines Ltd.	4.875%	1/15/26	960	964
	TransCanada PipeLines Ltd.	4.100%	4/15/30	295	290
[5]	Whistler Pipeline LLC	5.400%	9/30/29	240	245
[5]	Whistler Pipeline LLC	5.700%	9/30/31	180	186
					52,194
Financials (9.1%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	1,135	1,182
[4,5]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	1,210	1,203
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	1,795	1,906
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	480	453
[5]	AIB Group plc	5.871%	3/28/35	400	422
	Allstate Corp.	5.250%	3/30/33	445	464
	Allstate Corp.	5.550%	5/9/35	197	210
	Allstate Corp.	3.850%	8/10/49	156	128
	American Express Co.	6.489%	10/30/31	315	348
	American Express Co.	5.043%	5/1/34	2,054	2,106
	American Express Co.	5.915%	4/25/35	1,388	1,482
	American Express Co.	5.284%	7/26/35	500	521
	American International Group Inc.	6.250%	5/1/36	245	273
	American International Group Inc.	4.800%	7/10/45	260	248
	American International Group Inc.	4.750%	4/1/48	565	535
	American International Group Inc.	4.375%	6/30/50	375	336
	Ameriprise Financial Inc.	5.700%	12/15/28	494	523
	Ameriprise Financial Inc.	4.500%	5/13/32	335	338
	Ameriprise Financial Inc.	5.150%	5/15/33	730	760
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	550	534
[5]	Athene Global Funding	5.349%	7/9/27	1,105	1,129
[5]	Athene Global Funding	1.985%	8/19/28	10	9
[5]	Athene Global Funding	2.717%	1/7/29	980	906
[5]	Athene Global Funding	5.583%	1/9/29	860	890
	Athene Holding Ltd.	4.125%	1/12/28	207	204
[5]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	685	593
[5]	Aviation Capital Group LLC	1.950%	9/20/26	415	393
	Banco Santander SA	1.849%	3/25/26	1,000	961
	Banco Santander SA	5.365%	7/15/28	1,200	1,228
	Bank of America Corp.	6.204%	11/10/28	300	317
	Bank of America Corp.	5.202%	4/25/29	500	514
	Bank of America Corp.	4.271%	7/23/29	4,780	4,766
	Bank of America Corp.	3.194%	7/23/30	1,055	999
	Bank of America Corp.	2.496%	2/13/31	1,495	1,354
	Bank of America Corp.	2.572%	10/20/32	490	429
	Bank of America Corp.	4.571%	4/27/33	4,178	4,154
	Bank of America Corp.	5.872%	9/15/34	1,880	2,029
	Bank of America Corp.	3.846%	3/8/37	1,323	1,222
	Bank of America Corp.	5.875%	2/7/42	260	290
	Bank of America Corp.	3.311%	4/22/42	870	708
	Bank of America Corp.	5.000%	1/21/44	1,000	1,017
	Bank of America Corp.	4.330%	3/15/50	1,900	1,723
	Bank of America Corp.	2.972%	7/21/52	1,225	870

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	5.834%	10/25/33	404	438
	Bank of New York Mellon Corp.	4.706%	2/1/34	450	452
	Bank of New York Mellon Corp.	4.967%	4/26/34	1,122	1,149
	Bank of Nova Scotia	5.350%	12/7/26	1,740	1,784
	Bank of Nova Scotia	1.950%	2/2/27	360	343
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	1,000	949
	Barclays plc	2.852%	5/7/26	220	217
	Barclays plc	2.279%	11/24/27	400	382
	Barclays plc	3.330%	11/24/42	265	204
	BlackRock Funding Inc.	5.250%	3/14/54	765	792
	BlackRock Funding Inc.	5.350%	1/8/55	590	620
	BlackRock Inc.	2.100%	2/25/32	605	523
	BlackRock Inc.	4.750%	5/25/33	2,125	2,186
[5]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	605	526
[5]	BNP Paribas SA	1.323%	1/13/27	585	561
[5]	BNP Paribas SA	3.500%	11/16/27	2,050	1,999
[5]	BNP Paribas SA	2.591%	1/20/28	630	604
[5]	BNP Paribas SA	5.335%	6/12/29	1,095	1,128
[5]	BNP Paribas SA	5.497%	5/20/30	255	264
[5]	BNP Paribas SA	5.894%	12/5/34	1,635	1,766
[5]	BPCE SA	3.500%	10/23/27	1,780	1,724
[5]	BPCE SA	5.281%	5/30/29	575	593
[5]	BPCE SA	2.700%	10/1/29	1,450	1,334
[5]	BPCE SA	5.936%	5/30/35	1,805	1,890
[5]	Brighthouse Financial Global Funding	1.750%	1/13/25	505	500
[5]	Brighthouse Financial Global Funding	1.550%	5/24/26	525	500
[5]	Brighthouse Financial Global Funding	2.000%	6/28/28	520	470
[5]	Brighthouse Financial Global Funding	5.650%	6/10/29	1,186	1,226
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	1,105	1,135
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	925	930
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	1,095	1,102
	Capital One Financial Corp.	7.149%	10/29/27	455	480
	Capital One Financial Corp.	6.312%	6/8/29	57	60
	Capital One Financial Corp.	5.700%	2/1/30	378	392
	Capital One Financial Corp.	7.624%	10/30/31	914	1,039
	Capital One Financial Corp.	5.817%	2/1/34	250	260
	Capital One Financial Corp.	6.377%	6/8/34	1,316	1,422
	Capital One Financial Corp.	6.051%	2/1/35	2,068	2,190
	Capital One Financial Corp.	5.884%	7/26/35	200	209
	Charles Schwab Corp.	3.200%	3/2/27	410	401
	Charles Schwab Corp.	2.000%	3/20/28	1,027	956
	Chubb INA Holdings LLC	4.350%	11/3/45	800	738
	Citibank NA	5.570%	4/30/34	795	848
	Citigroup Inc.	1.462%	6/9/27	1,213	1,156
	Citigroup Inc.	3.070%	2/24/28	1,000	972
	Citigroup Inc.	3.520%	10/27/28	839	819
	Citigroup Inc.	5.174%	2/13/30	500	513
	Citigroup Inc.	3.878%	1/24/39	1,025	915
	Citigroup Inc.	2.904%	11/3/42	560	422
	Citizens Financial Group Inc.	5.841%	1/23/30	175	182
[5]	CNO Global Funding	1.650%	1/6/25	260	257
[5]	CNO Global Funding	5.875%	6/4/27	1,035	1,066
[5]	CNO Global Funding	2.650%	1/6/29	370	338
[5]	Commonwealth Bank of Australia	5.071%	9/14/28	1,060	1,103
[5]	Commonwealth Bank of Australia	2.688%	3/11/31	2,285	2,006
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,365	1,301
[5]	Cooperatieve Rabobank UA	4.655%	8/22/28	625	630
	Corebridge Financial Inc.	3.900%	4/5/32	1,810	1,697
	Corebridge Financial Inc.	6.050%	9/15/33	190	203
	Corebridge Financial Inc.	5.750%	1/15/34	1,150	1,212
	Corebridge Financial Inc.	4.350%	4/5/42	105	93
	Corebridge Financial Inc.	4.400%	4/5/52	427	365
[5]	Corebridge Global Funding	5.750%	7/2/26	595	610
[5]	Corebridge Global Funding	5.900%	9/19/28	255	268
[5]	Corebridge Global Funding	5.200%	1/12/29	615	632
[5]	Corebridge Global Funding	5.200%	6/24/29	1,950	2,012
[5]	Credit Agricole SA	5.589%	7/5/26	1,200	1,227
[5]	Credit Agricole SA	4.631%	9/11/28	995	999
[5]	Credit Agricole SA	6.316%	10/3/29	355	378
[5]	Danske Bank A/S	1.621%	9/11/26	855	829

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Danske Bank A/S	6.259%	9/22/26	1,040	1,056
[5]	Danske Bank A/S	1.549%	9/10/27	1,605	1,521
[5]	Danske Bank A/S	5.705%	3/1/30	275	286
	Deutsche Bank AG	6.720%	1/18/29	155	164
	Deutsche Bank AG	6.819%	11/20/29	985	1,059
[5]	DNB Bank ASA	1.535%	5/25/27	960	916
[5]	DNB Bank ASA	1.605%	3/30/28	1,330	1,241
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	370	361
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	825	785
[5]	Equitable Financial Life Global Funding	1.700%	11/12/26	365	346
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	535	494
[5]	Equitable Financial Life Global Funding	1.800%	3/8/28	870	796
[5]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	1,075	1,123
[5]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	2,055	2,118
	Fifth Third Bancorp	4.055%	4/25/28	325	321
	Fifth Third Bancorp	4.337%	4/25/33	15	14
[5]	Five Corners Funding Trust III	5.791%	2/15/33	810	868
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	1,480	1,628
[5]	GA Global Funding Trust	4.400%	9/23/27	1,540	1,537
[5]	GA Global Funding Trust	5.500%	1/8/29	502	521
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	1,970
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	733
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,095	1,048
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,165	1,104
	Goldman Sachs Group Inc.	3.691%	6/5/28	810	797
	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	3,005
	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,614
	Goldman Sachs Group Inc.	3.800%	3/15/30	40	39
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,130	2,764
	Goldman Sachs Group Inc.	2.383%	7/21/32	2,433	2,109
	Goldman Sachs Group Inc.	2.650%	10/21/32	625	549
	Goldman Sachs Group Inc.	3.102%	2/24/33	1,112	1,000
	Goldman Sachs Group Inc.	6.561%	10/24/34	1,800	2,032
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	961
[5]	Guardian Life Global Funding	1.250%	5/13/26	205	196
	HSBC Holdings plc	5.887%	8/14/27	1,270	1,305
	HSBC Holdings plc	4.041%	3/13/28	890	881
	HSBC Holdings plc	5.597%	5/17/28	1,360	1,397
	HSBC Holdings plc	7.390%	11/3/28	1,340	1,450
	HSBC Holdings plc	4.583%	6/19/29	1,675	1,676
	HSBC Holdings plc	2.206%	8/17/29	1,440	1,320
	HSBC Holdings plc	2.357%	8/18/31	1,625	1,429
	HSBC Holdings plc	2.804%	5/24/32	1,055	933
	HSBC Holdings plc	6.500%	5/2/36	900	995
	HSBC Holdings plc	6.100%	1/14/42	300	344
	Huntington National Bank	4.552%	5/17/28	320	320
	ING Groep NV	3.950%	3/29/27	2,495	2,475
	ING Groep NV	1.726%	4/1/27	500	480
	ING Groep NV	5.335%	3/19/30	545	564
	Intercontinental Exchange Inc.	4.000%	9/15/27	3,545	3,550
	Intercontinental Exchange Inc.	4.350%	6/15/29	255	257
	Intercontinental Exchange Inc.	1.850%	9/15/32	180	149
	Intercontinental Exchange Inc.	4.600%	3/15/33	1,140	1,153
	Intercontinental Exchange Inc.	2.650%	9/15/40	170	128
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,010	722
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,691	1,686
	Intercontinental Exchange Inc.	3.000%	9/15/60	850	568
[5]	Jackson National Life Global Funding	1.750%	1/12/25	555	550
[5]	Jackson National Life Global Funding	5.550%	7/2/27	610	626
	JPMorgan Chase & Co.	4.851%	7/25/28	500	509
	JPMorgan Chase & Co.	2.069%	6/1/29	740	685
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,109
	JPMorgan Chase & Co.	5.012%	1/23/30	800	821
	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,456
	JPMorgan Chase & Co.	4.912%	7/25/33	2,000	2,043
	JPMorgan Chase & Co.	5.350%	6/1/34	3,945	4,128
	JPMorgan Chase & Co.	3.109%	4/22/41	835	673
	JPMorgan Chase & Co.	5.400%	1/6/42	750	799
	JPMorgan Chase & Co.	3.157%	4/22/42	560	449
	JPMorgan Chase & Co.	3.964%	11/15/48	6,475	5,591

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.109%	4/22/51	845	624
[5]	KBC Group NV	6.324%	9/21/34	840	916
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	281
[5]	Liberty Mutual Group Inc.	5.500%	6/15/52	1,709	1,684
[5]	Lseg US Fin Corp.	5.297%	3/28/34	255	267
[5]	LSEGA Financing plc	1.375%	4/6/26	1,555	1,490
[5]	LSEGA Financing plc	2.000%	4/6/28	630	583
[5]	LSEGA Financing plc	2.500%	4/6/31	1,110	979
	M&T Bank Corp.	7.413%	10/30/29	1,510	1,654
[5]	Macquarie Group Ltd.	1.935%	4/14/28	1,245	1,166
[5]	Macquarie Group Ltd.	2.871%	1/14/33	1,628	1,413
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	679
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,125	2,135
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	682
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	305	292
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	560	377
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	240	250
[5]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	590	390
[5]	Met Tower Global Funding	5.250%	4/12/29	340	356
	MetLife Inc.	4.125%	8/13/42	145	130
	MetLife Inc.	4.875%	11/13/43	530	521
	MetLife Inc.	5.000%	7/15/52	387	383
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	632
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,129
[5]	Metropolitan Life Global Funding I	4.300%	8/25/29	440	441
[5]	Metropolitan Life Global Funding I	2.400%	1/11/32	1,410	1,223
[5]	Metropolitan Life Global Funding I	5.150%	3/28/33	520	539
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	815	831
	Morgan Stanley	3.125%	7/27/26	1,345	1,321
	Morgan Stanley	6.250%	8/9/26	3,000	3,111
	Morgan Stanley	3.625%	1/20/27	1,250	1,238
	Morgan Stanley	3.772%	1/24/29	4,022	3,954
	Morgan Stanley	2.699%	1/22/31	1,105	1,012
	Morgan Stanley	2.239%	7/21/32	1,805	1,553
	Morgan Stanley	2.511%	10/20/32	615	537
	Morgan Stanley	2.943%	1/21/33	920	822
	Morgan Stanley	4.889%	7/20/33	2,891	2,928
	Morgan Stanley	5.466%	1/18/35	805	842
	Morgan Stanley	2.484%	9/16/36	1,275	1,067
	Morgan Stanley	5.297%	4/20/37	270	272
	Morgan Stanley	5.948%	1/19/38	825	866
	Morgan Stanley	4.300%	1/27/45	850	783
	Nasdaq Inc.	5.550%	2/15/34	530	559
	Nasdaq Inc.	3.950%	3/7/52	540	435
	Nasdaq Inc.	5.950%	8/15/53	185	201
	Nasdaq Inc.	6.100%	6/28/63	1,433	1,578
	National Australia Bank Ltd.	3.905%	6/9/27	885	883
[5]	National Australia Bank Ltd.	5.134%	11/28/28	1,538	1,607
[5]	National Australia Bank Ltd.	2.332%	8/21/30	2,140	1,864
[5]	National Securities Clearing Corp.	5.100%	11/21/27	1,565	1,610
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,139
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,520	1,235
	NatWest Group plc	1.642%	6/14/27	870	829
[5]	NBK SPC Ltd.	1.625%	9/15/27	1,975	1,862
[5]	New York Life Global Funding	5.000%	1/9/34	1,195	1,233
[5]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,264
[5]	New York Life Insurance Co.	3.750%	5/15/50	345	277
[5]	New York Life Insurance Co.	4.450%	5/15/69	435	378
[5]	Nordea Bank Abp	1.500%	9/30/26	1,900	1,800
[5]	Northwestern Mutual Global Funding	5.160%	5/28/31	845	886
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	696	562
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	201
[5]	Nuveen LLC	5.550%	1/15/30	130	136
[5]	Nuveen LLC	5.850%	4/15/34	290	307
[5]	Pacific Life Global Funding II	1.375%	4/14/26	795	761
[5]	Pacific LifeCorp.	5.400%	9/15/52	500	510
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,435	1,428
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	923
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,250	1,302
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	1,230	1,274

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	1,125	1,184
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/29	375	387
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/30	218	235
	PNC Bank NA	2.950%	2/23/25	1,105	1,096
	PNC Bank NA	3.100%	10/25/27	1,165	1,130
	PNC Bank NA	3.250%	1/22/28	1,675	1,622
[5]	Pricoa Global Funding I	5.100%	5/30/28	1,058	1,093
[5]	Pricoa Global Funding I	4.650%	8/27/31	270	273
[5]	Principal Life Global Funding II	2.500%	9/16/29	1,000	919
	Progressive Corp.	4.950%	6/15/33	1,694	1,755
	Progressive Corp.	4.125%	4/15/47	295	260
[5]	Protective Life Global Funding	4.714%	7/6/27	750	760
	Prudential Financial Inc.	3.905%	12/7/47	233	194
	Prudential Financial Inc.	4.350%	2/25/50	1,856	1,647
[5]	RGA Global Funding	2.700%	1/18/29	425	395
[5]	RGA Global Funding	5.448%	5/24/29	585	609
[5]	RGA Global Funding	5.500%	1/11/31	495	517
	Royal Bank of Canada	5.000%	2/1/33	1,364	1,410
	S&P Global Inc.	2.900%	3/1/32	1,817	1,653
	S&P Global Inc.	3.700%	3/1/52	45	37
[5]	Standard Chartered plc	6.301%	1/9/29	990	1,040
	State Street Corp.	4.821%	1/26/34	450	456
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	1,875	1,781
[5]	Swedbank AB	6.136%	9/12/26	1,010	1,043
[5]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	915	877
[5]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	1,145	999
	Toronto-Dominion Bank	4.456%	6/8/32	332	330
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,374
	Truist Financial Corp.	4.873%	1/26/29	1,080	1,091
	UBS AG	1.250%	6/1/26	985	939
	UBS AG	7.500%	2/15/28	1,195	1,312
	UBS AG	5.650%	9/11/28	1,385	1,453
[5]	UBS Group AG	1.305%	2/2/27	545	521
[5]	UBS Group AG	1.494%	8/10/27	1,160	1,096
[5]	UBS Group AG	5.617%	9/13/30	1,946	2,033
[5]	UBS Group AG	2.095%	2/11/32	720	613
[5]	UBS Group AG	3.091%	5/14/32	1,195	1,076
[5]	UBS Group AG	2.746%	2/11/33	330	286
[5]	UBS Group AG	6.537%	8/12/33	735	812
[5]	UBS Group AG	9.016%	11/15/33	750	948
[5]	UBS Group AG	6.301%	9/22/34	1,420	1,557
[5]	UBS Group AG	5.699%	2/8/35	750	791
[5]	UBS Group AG	3.179%	2/11/43	855	664
[5]	UniCredit SpA	1.982%	6/3/27	1,015	971
[5]	UniCredit SpA	3.127%	6/3/32	1,000	886
	Wachovia Corp.	7.500%	4/15/35	1,000	1,201
	Wells Fargo & Co.	3.000%	2/19/25	890	883
	Wells Fargo & Co.	3.000%	4/22/26	705	693
	Wells Fargo & Co.	3.000%	10/23/26	170	166
	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,673
	Wells Fargo & Co.	3.526%	3/24/28	1,230	1,207
	Wells Fargo & Co.	6.303%	10/23/29	1,310	1,401
	Wells Fargo & Co.	2.879%	10/30/30	435	404
	Wells Fargo & Co.	2.572%	2/11/31	2,347	2,131
	Wells Fargo & Co.	3.350%	3/2/33	235	215
	Wells Fargo & Co.	4.897%	7/25/33	5,676	5,742
	Wells Fargo & Co.	5.389%	4/24/34	825	856
	Wells Fargo & Co.	5.499%	1/23/35	1,457	1,528
	Wells Fargo & Co.	5.606%	1/15/44	2,316	2,386
	Wells Fargo & Co.	4.900%	11/17/45	515	483
	Wells Fargo & Co.	4.750%	12/7/46	2,070	1,897
	Wells Fargo & Co.	4.611%	4/25/53	1,245	1,153
	Wells Fargo Bank NA	5.254%	12/11/26	2,917	2,990
					322,996
Health Care (2.2%)
	AbbVie Inc.	4.950%	3/15/31	1,015	1,055
	AbbVie Inc.	5.350%	3/15/44	554	585
	AbbVie Inc.	4.850%	6/15/44	200	197
	AbbVie Inc.	4.700%	5/14/45	649	627

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	5.400%	3/15/54	1,102	1,169
	AdventHealth Obligated Group	2.795%	11/15/51	900	621
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	323
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	393
[5]	Alcon Finance Corp.	2.750%	9/23/26	200	194
[5]	Alcon Finance Corp.	2.600%	5/27/30	200	183
[5]	Alcon Finance Corp.	5.375%	12/6/32	255	267
[5]	Alcon Finance Corp.	3.800%	9/23/49	305	246
[5]	Alcon Finance Corp.	5.750%	12/6/52	775	833
	Ascension Health	2.532%	11/15/29	1,405	1,305
[2]	Ascension Health	4.847%	11/15/53	50	50
	AstraZeneca plc	4.000%	1/17/29	2,270	2,271
	AstraZeneca plc	6.450%	9/15/37	615	719
	Banner Health	2.907%	1/1/42	910	702
[5]	Bayer US Finance II LLC	4.250%	12/15/25	1,100	1,092
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	255	172
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	570	571
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	568
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	330	285
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,785	1,494
	Bristol-Myers Squibb Co.	5.500%	2/22/44	115	122
	Bristol-Myers Squibb Co.	4.550%	2/20/48	169	156
	Bristol-Myers Squibb Co.	5.650%	2/22/64	2,000	2,120
	Cedars-Sinai Health System	2.288%	8/15/31	1,330	1,169
	Children's Hospital Corp.	2.585%	2/1/50	160	107
	Cigna Group	4.375%	10/15/28	515	517
	CommonSpirit Health	2.760%	10/1/24	700	700
	CommonSpirit Health	3.347%	10/1/29	1,015	967
	CommonSpirit Health	2.782%	10/1/30	684	622
	CommonSpirit Health	5.205%	12/1/31	1,235	1,272
[2]	CommonSpirit Health	4.350%	11/1/42	601	539
	CommonSpirit Health	3.910%	10/1/50	70	56
	Cottage Health Obligated Group	3.304%	11/1/49	295	226
[5]	CSL Finance plc	4.750%	4/27/52	1,164	1,089
	CVS Health Corp.	1.750%	8/21/30	145	123
	CVS Health Corp.	4.875%	7/20/35	230	225
	Dignity Health	3.812%	11/1/24	560	559
	Elevance Health Inc.	2.550%	3/15/31	950	851
	Elevance Health Inc.	5.500%	10/15/32	320	340
	Elevance Health Inc.	6.100%	10/15/52	75	83
	Eli Lilly & Co.	4.875%	2/27/53	270	270
	Eli Lilly & Co.	5.050%	8/14/54	415	425
	Eli Lilly & Co.	4.950%	2/27/63	235	234
	Eli Lilly & Co.	5.200%	8/14/64	140	145
	Gilead Sciences Inc.	2.600%	10/1/40	780	584
	Gilead Sciences Inc.	4.500%	2/1/45	290	268
	Gilead Sciences Inc.	4.150%	3/1/47	1,071	938
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	886	955
	HCA Inc.	5.450%	4/1/31	310	323
	HCA Inc.	6.000%	4/1/54	1,040	1,099
	Humana Inc.	5.375%	4/15/31	145	150
	Humana Inc.	5.950%	3/15/34	1,543	1,651
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	365	258
	Inova Health System Foundation	4.068%	5/15/52	475	418
	Kaiser Foundation Hospitals	3.150%	5/1/27	275	269
	Kaiser Foundation Hospitals	2.810%	6/1/41	1,130	872
	Kaiser Foundation Hospitals	3.002%	6/1/51	1,105	792
	Mass General Brigham Inc.	3.192%	7/1/49	535	403
	Mass General Brigham Inc.	3.342%	7/1/60	955	694
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	427
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	274
	Merck & Co. Inc.	3.400%	3/7/29	1,320	1,289
	Merck & Co. Inc.	4.150%	5/18/43	760	694
	Merck & Co. Inc.	4.000%	3/7/49	1,915	1,660
	Novartis Capital Corp.	4.400%	5/6/44	640	609
	OhioHealth Corp.	2.297%	11/15/31	760	656
	OhioHealth Corp.	2.834%	11/15/41	485	370
	Pfizer Inc.	3.450%	3/15/29	2,165	2,121
	Pfizer Inc.	4.100%	9/15/38	1,505	1,412
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	885	903

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	1,240	1,261
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	645	667
	Piedmont Healthcare Inc.	2.044%	1/1/32	255	216
	Piedmont Healthcare Inc.	2.719%	1/1/42	255	190
	Piedmont Healthcare Inc.	2.864%	1/1/52	340	234
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	904
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	449	467
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	265
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	1,000	636
[5]	Roche Holdings Inc.	2.607%	12/13/51	305	202
	Royalty Pharma plc	5.400%	9/2/34	2,679	2,748
	Royalty Pharma plc	5.900%	9/2/54	600	621
	SSM Health Care Corp.	3.823%	6/1/27	940	932
	Sutter Health	2.294%	8/15/30	295	264
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	1,653	1,725
	Toledo Hospital	5.750%	11/15/38	545	556
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,185
	UnitedHealth Group Inc.	2.000%	5/15/30	275	245
	UnitedHealth Group Inc.	2.300%	5/15/31	435	386
	UnitedHealth Group Inc.	4.950%	1/15/32	1,170	1,209
	UnitedHealth Group Inc.	4.200%	5/15/32	335	332
	UnitedHealth Group Inc.	5.150%	7/15/34	225	235
	UnitedHealth Group Inc.	3.500%	8/15/39	215	185
	UnitedHealth Group Inc.	2.750%	5/15/40	310	237
	UnitedHealth Group Inc.	5.950%	2/15/41	317	350
	UnitedHealth Group Inc.	3.050%	5/15/41	1,213	957
	UnitedHealth Group Inc.	4.375%	3/15/42	1,318	1,233
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,481
	UnitedHealth Group Inc.	5.500%	7/15/44	595	629
	UnitedHealth Group Inc.	4.750%	7/15/45	592	575
	UnitedHealth Group Inc.	4.200%	1/15/47	215	190
	UnitedHealth Group Inc.	3.750%	10/15/47	145	119
	UnitedHealth Group Inc.	4.250%	6/15/48	880	777
	UnitedHealth Group Inc.	4.450%	12/15/48	140	127
	UnitedHealth Group Inc.	3.700%	8/15/49	675	543
	UnitedHealth Group Inc.	2.900%	5/15/50	1,539	1,077
	UnitedHealth Group Inc.	3.250%	5/15/51	295	218
	UnitedHealth Group Inc.	4.750%	5/15/52	245	233
	UnitedHealth Group Inc.	5.875%	2/15/53	1,655	1,831
	UnitedHealth Group Inc.	5.625%	7/15/54	1,476	1,583
	UnitedHealth Group Inc.	3.875%	8/15/59	615	488
	UnitedHealth Group Inc.	5.750%	7/15/64	1,250	1,349
					78,590
Industrials (0.7%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	495	423
[5]	Ashtead Capital Inc.	5.500%	8/11/32	286	293
[5]	Ashtead Capital Inc.	5.550%	5/30/33	200	205
[5]	Ashtead Capital Inc.	5.950%	10/15/33	255	269
[5]	Ashtead Capital Inc.	5.800%	4/15/34	1,830	1,913
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,074
[5]	BAE Systems plc	3.400%	4/15/30	215	204
[5]	BAE Systems plc	5.250%	3/26/31	200	208
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	236
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	371
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	52
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	292
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	705	486
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	17	16
	Canadian National Railway Co.	2.450%	5/1/50	205	132
	Canadian Pacific Railway Co.	4.950%	8/15/45	480	464
	Carrier Global Corp.	5.900%	3/15/34	96	105
	Carrier Global Corp.	6.200%	3/15/54	97	112
	CSX Corp.	3.350%	9/15/49	235	179
	CSX Corp.	4.900%	3/15/55	270	265
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	450	454
[5]	Daimler Truck Finance North America LLC	5.000%	1/15/27	210	213
[5]	Daimler Truck Finance North America LLC	3.650%	4/7/27	445	438
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	153
[5]	Daimler Truck Finance North America LLC	5.375%	1/18/34	355	367

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eaton Corp.	4.700%	8/23/52	130	125
[5]	Element Fleet Management Corp.	5.643%	3/13/27	450	462
	Honeywell International Inc.	4.250%	1/15/29	839	851
	Honeywell International Inc.	4.875%	9/1/29	161	167
	Honeywell International Inc.	5.000%	2/15/33	1,053	1,100
	Honeywell International Inc.	5.375%	3/1/41	132	139
	John Deere Capital Corp.	4.500%	1/16/29	830	846
	John Deere Capital Corp.	5.150%	9/8/33	1,134	1,197
	Lockheed Martin Corp.	4.500%	5/15/36	211	211
	Lockheed Martin Corp.	4.700%	5/15/46	376	367
	Lockheed Martin Corp.	5.700%	11/15/54	1,379	1,540
	Regal Rexnord Corp.	6.050%	2/15/26	224	228
	Republic Services Inc.	4.875%	4/1/29	110	113
	Republic Services Inc.	5.200%	11/15/34	2,001	2,089
	RTX Corp.	4.450%	11/16/38	80	76
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	630	584
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	850	752
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	550	510
	Trane Technologies Financing Ltd.	5.250%	3/3/33	515	541
	Trane Technologies Financing Ltd.	5.100%	6/13/34	110	115
[5]	UL Solutions Inc.	6.500%	10/20/28	380	407
	Union Pacific Corp.	2.800%	2/14/32	8	7
	Union Pacific Corp.	3.375%	2/14/42	515	422
	Union Pacific Corp.	3.250%	2/5/50	72	54
	Union Pacific Corp.	3.799%	10/1/51	696	573
	Union Pacific Corp.	3.500%	2/14/53	905	705
	Union Pacific Corp.	3.750%	2/5/70	335	254
[2]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	95	94
					23,453
Materials (0.1%)
[5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	600	445
[5]	Glencore Finance Canada Ltd.	6.000%	11/15/41	80	84
[5]	Glencore Funding LLC	4.875%	3/12/29	216	219
[5]	Glencore Funding LLC	5.371%	4/4/29	790	817
[5]	Glencore Funding LLC	6.375%	10/6/30	1,541	1,675
[5]	Glencore Funding LLC	2.625%	9/23/31	230	201
[5]	Glencore Funding LLC	6.500%	10/6/33	360	397
[5]	Glencore Funding LLC	5.634%	4/4/34	580	606
[5]	Glencore Funding LLC	3.875%	4/27/51	70	54
[5]	Glencore Funding LLC	3.375%	9/23/51	96	68
[5]	Glencore Funding LLC	5.893%	4/4/54	765	805
					5,371
Real Estate (0.7%)
	American Tower Corp.	4.400%	2/15/26	450	450
	American Tower Corp.	3.800%	8/15/29	1,518	1,476
	American Tower Corp.	5.900%	11/15/33	67	72
[5]	American Tower Trust #1	5.490%	3/15/53	2,070	2,110
	Crown Castle Inc.	5.200%	9/1/34	300	304
	Crown Castle Inc.	4.000%	11/15/49	218	176
	CubeSmart LP	2.250%	12/15/28	360	331
	CubeSmart LP	2.500%	2/15/32	233	202
	Extra Space Storage LP	5.500%	7/1/30	360	376
	Extra Space Storage LP	5.900%	1/15/31	821	871
	Extra Space Storage LP	5.350%	1/15/35	300	307
	Healthpeak OP LLC	2.125%	12/1/28	880	805
	Healthpeak OP LLC	3.000%	1/15/30	930	867
	NNN REIT Inc.	5.500%	6/15/34	875	910
	Prologis LP	5.250%	6/15/53	475	481
[5]	Prologis Targeted U.S. Logistics Fund LP	5.250%	1/15/35	561	573
	Public Storage Operating Co.	5.350%	8/1/53	475	491
	Realty Income Corp.	2.200%	6/15/28	735	682
	Realty Income Corp.	4.700%	12/15/28	840	853
	Realty Income Corp.	3.250%	1/15/31	380	355
	Realty Income Corp.	2.850%	12/15/32	1,295	1,132
	Realty Income Corp.	4.900%	7/15/33	816	824
	Realty Income Corp.	5.125%	2/15/34	910	931
[5]	SBA Tower Trust	1.840%	4/15/27	1,570	1,461
[5]	SBA Tower Trust	2.836%	1/15/50	725	720
[5]	SBA Tower Trust	1.884%	7/15/50	265	256

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	SBA Tower Trust	1.631%	5/15/51	1,060	993
[5]	SBA Tower Trust	2.593%	10/15/56	1,500	1,282
[5]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	695	689
	Simon Property Group LP	2.450%	9/13/29	1,160	1,065
	VICI Properties LP	6.125%	4/1/54	1,946	2,040
					24,085
Technology (1.5%)
	Apple Inc.	3.850%	5/4/43	1,430	1,287
	Apple Inc.	4.450%	5/6/44	120	119
	Apple Inc.	4.650%	2/23/46	210	208
	Apple Inc.	3.850%	8/4/46	985	867
	Apple Inc.	2.650%	5/11/50	825	571
	Apple Inc.	2.650%	2/8/51	792	544
	Apple Inc.	3.950%	8/8/52	350	308
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	305	303
	Broadcom Inc.	4.110%	9/15/28	1,452	1,448
	Broadcom Inc.	5.050%	7/12/29	805	829
[4]	Broadcom Inc.	4.350%	2/15/30	725	724
	Broadcom Inc.	4.150%	11/15/30	130	128
[5]	Broadcom Inc.	2.600%	2/15/33	710	608
[5]	Broadcom Inc.	3.187%	11/15/36	403	341
[5]	Broadcom Inc.	3.500%	2/15/41	425	350
	Cisco Systems Inc.	4.950%	2/26/31	1,695	1,772
	Cisco Systems Inc.	5.050%	2/26/34	1,515	1,590
	Cisco Systems Inc.	5.300%	2/26/54	705	748
[5]	Constellation Software Inc.	5.158%	2/16/29	593	612
[5]	Constellation Software Inc.	5.461%	2/16/34	379	397
[5]	Foundry JV Holdco LLC	5.900%	1/25/30	295	305
[5]	Foundry JV Holdco LLC	6.150%	1/25/32	325	338
[5]	Foundry JV Holdco LLC	5.875%	1/25/34	481	490
[5]	Foundry JV Holdco LLC	6.250%	1/25/35	3,452	3,613
[5]	Foundry JV Holdco LLC	6.400%	1/25/38	750	789
	Intel Corp.	2.000%	8/12/31	105	88
	Intel Corp.	4.000%	12/15/32	250	235
	Intel Corp.	5.625%	2/10/43	1,906	1,895
	Intel Corp.	4.100%	5/19/46	1,172	931
	Intel Corp.	4.900%	8/5/52	1,190	1,043
	Intel Corp.	5.700%	2/10/53	1,499	1,472
	Intel Corp.	5.600%	2/21/54	172	167
	Intel Corp.	3.200%	8/12/61	425	261
	International Business Machines Corp.	3.300%	5/15/26	4,500	4,442
	International Business Machines Corp.	3.500%	5/15/29	2,839	2,757
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,109
	Intuit Inc.	5.200%	9/15/33	1,455	1,535
	Intuit Inc.	5.500%	9/15/53	1,826	1,962
	KLA Corp.	4.950%	7/15/52	1,934	1,921
	Micron Technology Inc.	4.663%	2/15/30	307	309
	Microsoft Corp.	3.450%	8/8/36	822	766
	Microsoft Corp.	2.525%	6/1/50	3,336	2,289
	Microsoft Corp.	2.500%	9/15/50	492	333
	Microsoft Corp.	2.921%	3/17/52	3,151	2,313
	Oracle Corp.	1.650%	3/25/26	895	860
	Oracle Corp.	3.250%	11/15/27	1,360	1,324
	Oracle Corp.	3.850%	7/15/36	1,584	1,431
	Oracle Corp.	3.600%	4/1/40	340	283
	Oracle Corp.	4.500%	7/8/44	1,123	1,010
	Oracle Corp.	4.125%	5/15/45	757	642
	Oracle Corp.	4.000%	7/15/46	95	79
	Oracle Corp.	5.550%	2/6/53	373	382
	QUALCOMM Inc.	2.150%	5/20/30	1,075	972
	QUALCOMM Inc.	4.500%	5/20/52	463	426
					52,526
Utilities (3.3%)
	AEP Texas Inc.	4.150%	5/1/49	145	118
	AEP Texas Inc.	3.450%	1/15/50	380	275
	AEP Transmission Co. LLC	4.500%	6/15/52	265	239
	Alabama Power Co.	6.000%	3/1/39	654	726
	Alabama Power Co.	5.200%	6/1/41	120	119
	Alabama Power Co.	4.100%	1/15/42	215	187

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	3.750%	3/1/45	630	524
	Alabama Power Co.	4.300%	7/15/48	775	688
	Ameren Illinois Co.	3.800%	5/15/28	590	583
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,040
	Ameren Illinois Co.	3.700%	12/1/47	140	115
	American Water Capital Corp.	2.950%	9/1/27	540	524
	American Water Capital Corp.	3.750%	9/1/47	45	37
	American Water Capital Corp.	4.200%	9/1/48	845	737
	American Water Capital Corp.	4.150%	6/1/49	25	22
	American Water Capital Corp.	3.450%	5/1/50	95	74
	Arizona Public Service Co.	6.350%	12/15/32	180	198
	Arizona Public Service Co.	5.550%	8/1/33	247	258
	Arizona Public Service Co.	3.350%	5/15/50	410	299
[4]	Atmos Energy Corp.	5.000%	12/15/54	665	650
	Baltimore Gas and Electric Co.	2.900%	6/15/50	238	163
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,135	1,254
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	27
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,503
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	98
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	548	494
[5]	Boston Gas Co.	3.150%	8/1/27	140	135
[5]	Boston Gas Co.	3.757%	3/16/32	120	109
[5]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	93
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	708	574
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	465	482
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	171
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	1,109	1,146
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,355
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	868	915
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	145	151
	Cleco Corporate Holdings LLC	3.743%	5/1/26	185	182
	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	372
	Cleco Securitization I LLC	4.646%	9/1/44	765	767
	Commonwealth Edison Co.	2.950%	8/15/27	645	627
	Commonwealth Edison Co.	4.350%	11/15/45	375	339
	Commonwealth Edison Co.	3.650%	6/15/46	175	142
	Commonwealth Edison Co.	4.000%	3/1/48	368	311
	Commonwealth Edison Co.	3.850%	3/15/52	115	94
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	185	170
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	898
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	63
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	43
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	570	407
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	156	178
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,490	2,306
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	715	629
	Consumers Energy Co.	4.200%	9/1/52	555	490
	Dominion Energy Inc.	3.375%	4/1/30	298	282
	Dominion Energy Inc.	5.375%	11/15/32	1,725	1,806
	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,031
	Dominion Energy Inc.	4.900%	8/1/41	225	213
	Dominion Energy Inc.	4.600%	3/15/49	760	670
	Dominion Energy Inc.	4.850%	8/15/52	2,607	2,415
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	155
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	46
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	99
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	188
	DTE Energy Co.	4.950%	7/1/27	640	651
	Duke Energy Carolinas LLC	4.950%	1/15/33	148	153
	Duke Energy Carolinas LLC	6.100%	6/1/37	493	543
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	377
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,075	1,109
	Duke Energy Corp.	2.650%	9/1/26	315	306
	Duke Energy Corp.	3.400%	6/15/29	350	336
	Duke Energy Corp.	4.500%	8/15/32	425	420
	Duke Energy Corp.	3.300%	6/15/41	1,120	883
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,113
	Duke Energy Corp.	3.750%	9/1/46	390	309
	Duke Energy Corp.	4.200%	6/15/49	525	439
	Duke Energy Corp.	3.500%	6/15/51	990	733

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	5.000%	8/15/52	1,098	1,040
	Duke Energy Corp.	5.800%	6/15/54	1,625	1,713
	Duke Energy Florida LLC	6.350%	9/15/37	200	226
	Duke Energy Florida LLC	5.950%	11/15/52	155	172
	Duke Energy Progress LLC	6.300%	4/1/38	365	412
	Duke Energy Progress LLC	4.100%	3/15/43	118	103
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	1,800
	Duke Energy Progress LLC	2.500%	8/15/50	70	44
	Duke Energy Progress LLC	2.900%	8/15/51	70	48
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	1,010	858
[5]	East Ohio Gas Co.	2.000%	6/15/30	325	283
[5]	East Ohio Gas Co.	3.000%	6/15/50	475	315
	Edison International	5.250%	11/15/28	708	728
	Emera US Finance LP	3.550%	6/15/26	716	703
	Emera US Finance LP	4.750%	6/15/46	2,168	1,932
	Entergy Louisiana LLC	3.120%	9/1/27	410	400
	Evergy Kansas Central Inc.	3.250%	9/1/49	510	368
	Evergy Metro Inc.	2.250%	6/1/30	205	183
	Evergy Metro Inc.	4.200%	3/15/48	137	117
	Eversource Energy	2.900%	10/1/24	690	690
	Eversource Energy	3.300%	1/15/28	400	386
	Eversource Energy	5.450%	3/1/28	765	793
	Eversource Energy	3.375%	3/1/32	70	64
	Eversource Energy	5.125%	5/15/33	285	290
	Exelon Corp.	3.350%	3/15/32	540	502
[5]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	30	30
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	60	61
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,077
	Florida Power & Light Co.	4.950%	6/1/35	1,000	1,030
	Florida Power & Light Co.	5.690%	3/1/40	675	731
	Florida Power & Light Co.	3.700%	12/1/47	368	301
	Florida Power & Light Co.	5.300%	4/1/53	535	560
	Fortis Inc.	3.055%	10/4/26	1,195	1,163
	Georgia Power Co.	4.700%	5/15/32	655	667
	Georgia Power Co.	4.950%	5/17/33	635	653
	Georgia Power Co.	5.250%	3/15/34	455	477
	Georgia Power Co.	5.400%	6/1/40	205	211
	Georgia Power Co.	4.750%	9/1/40	988	961
	Georgia Power Co.	4.300%	3/15/42	2,411	2,196
	Georgia Power Co.	3.700%	1/30/50	170	135
	Georgia Power Co.	5.125%	5/15/52	540	542
	Indiana Michigan Power Co.	4.250%	8/15/48	415	352
[5]	ITC Holdings Corp.	4.950%	9/22/27	60	61
[2,4]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	655	662
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	670	648
[5]	Massachusetts Electric Co.	5.900%	11/15/39	585	614
[5]	Metropolitan Edison Co.	4.300%	1/15/29	249	248
	MidAmerican Energy Co.	4.400%	10/15/44	15	14
	MidAmerican Energy Co.	4.250%	5/1/46	45	40
	MidAmerican Energy Co.	4.250%	7/15/49	165	146
	MidAmerican Energy Co.	3.150%	4/15/50	1,166	855
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	220	218
	Mississippi Power Co.	4.250%	3/15/42	211	186
[5]	Monongahela Power Co.	5.400%	12/15/43	135	134
	Nevada Power Co.	3.125%	8/1/50	305	212
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	390	392
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	415	419
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	985
[5]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	364
	NiSource Inc.	5.250%	2/15/43	390	389
	NiSource Inc.	4.800%	2/15/44	255	239
	NiSource Inc.	5.000%	6/15/52	2,036	1,958
	Northern States Power Co.	2.250%	4/1/31	145	128
	Northern States Power Co.	6.250%	6/1/36	2,000	2,274
[2,5]	Oglethorpe Power Corp.	6.191%	1/1/31	932	975
	Oglethorpe Power Corp.	5.950%	11/1/39	170	180
	Oglethorpe Power Corp.	4.550%	6/1/44	50	44
	Oglethorpe Power Corp.	4.250%	4/1/46	537	435
	Oglethorpe Power Corp.	4.500%	4/1/47	115	101
	Oglethorpe Power Corp.	5.050%	10/1/48	65	61

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Oglethorpe Power Corp.	5.800%	6/1/54	575	605
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	150	147
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	414	416
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	2,025	2,184
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	70
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	355	229
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	670	612
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	294	287
	Pacific Gas and Electric Co.	6.150%	1/15/33	603	648
	Pacific Gas and Electric Co.	6.400%	6/15/33	495	541
	Pacific Gas and Electric Co.	6.950%	3/15/34	1,535	1,747
	Pacific Gas and Electric Co.	5.800%	5/15/34	300	317
	Pacific Gas and Electric Co.	4.500%	7/1/40	2,229	2,008
	Pacific Gas and Electric Co.	4.450%	4/15/42	636	552
	Pacific Gas and Electric Co.	3.950%	12/1/47	441	348
	Pacific Gas and Electric Co.	6.750%	1/15/53	401	458
	Pacific Gas and Electric Co.	6.700%	4/1/53	682	780
	PECO Energy Co.	4.600%	5/15/52	280	260
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	109	90
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	494	370
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	365	339
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	720	733
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	685	693
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	260	250
	Potomac Electric Power Co.	6.500%	11/15/37	750	866
	PPL Electric Utilities Corp.	5.250%	5/15/53	180	186
	Public Service Enterprise Group Inc.	5.200%	4/1/29	530	549
	Public Service Enterprise Group Inc.	5.450%	4/1/34	340	354
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	617
	San Diego Gas & Electric Co.	1.700%	10/1/30	145	125
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	130
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	467
	San Diego Gas & Electric Co.	2.950%	8/15/51	21	15
	San Diego Gas & Electric Co.	3.700%	3/15/52	790	621
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,220	1,254
[2]	SCE Recovery Funding LLC	0.861%	11/15/33	224	198
	SCE Recovery Funding LLC	1.942%	5/15/40	110	86
	SCE Recovery Funding LLC	2.510%	11/15/43	100	72
	Sempra	3.250%	6/15/27	4,095	3,987
	Sempra	6.000%	10/15/39	600	642
	Sierra Pacific Power Co.	2.600%	5/1/26	221	216
	Southern California Edison Co.	3.700%	8/1/25	90	89
	Southern California Edison Co.	5.150%	6/1/29	1,000	1,038
	Southern California Edison Co.	5.450%	6/1/31	605	640
	Southern California Edison Co.	5.950%	11/1/32	620	675
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,098
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,381
	Southern California Edison Co.	6.050%	3/15/39	55	60
	Southern California Edison Co.	4.650%	10/1/43	100	93
	Southern California Edison Co.	4.000%	4/1/47	195	163
	Southern California Edison Co.	4.125%	3/1/48	645	545
	Southern California Edison Co.	4.875%	3/1/49	87	83
	Southern California Edison Co.	3.650%	2/1/50	155	121
	Southern California Edison Co.	5.700%	3/1/53	210	222
	Southern California Edison Co.	5.875%	12/1/53	230	249
	Southern California Edison Co.	5.750%	4/15/54	255	273
	Southern California Gas Co.	2.600%	6/15/26	820	800
	Southern California Gas Co.	6.350%	11/15/52	250	289
	Southern Co.	4.400%	7/1/46	755	678
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	165	177
	Southwest Gas Corp.	2.200%	6/15/30	230	204
	Southwestern Electric Power Co.	6.200%	3/15/40	400	435
	Southwestern Public Service Co.	3.700%	8/15/47	102	81
	Tampa Electric Co.	4.900%	3/1/29	245	251
[5]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	1,120	1,154
[5]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	535	538
[5]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	500	508
	Tucson Electric Power Co.	5.500%	4/15/53	210	215
	Union Electric Co.	4.000%	4/1/48	423	358
	Union Electric Co.	3.900%	4/1/52	245	202

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Electric Co.	5.450%	3/15/53	250	261
	Virginia Electric and Power Co.	3.500%	3/15/27	435	430
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	758
					116,815
Total Corporate Bonds (Cost $808,419)					783,362
Sovereign Bonds (0.4%)
[5]	Emirate of Abu Dhabi	4.951%	7/7/52	390	386
[5]	Government of Bermuda	2.375%	8/20/30	400	353
[5]	Government of Bermuda	3.375%	8/20/50	200	147
[5]	Kingdom of Saudi Arabia	5.000%	1/16/34	1,047	1,072
[5]	Kingdom of Saudi Arabia	5.000%	1/18/53	1,230	1,140
[5]	Kingdom of Saudi Arabia	5.750%	1/16/54	1,590	1,622
[5]	OMERS Finance Trust	4.000%	4/20/28	560	562
	Republic of Chile	2.550%	7/27/33	1,085	931
	Republic of Chile	3.500%	1/31/34	545	501
	Republic of Chile	3.500%	4/15/53	575	436
	State of Israel	5.375%	3/12/29	1,110	1,126
	State of Israel	5.500%	3/12/34	580	578
	State of Israel	5.750%	3/12/54	1,875	1,783
[5]	State of Qatar	4.400%	4/16/50	430	399
	United Mexican States	6.338%	5/4/53	737	733
	United Mexican States	6.400%	5/7/54	1,060	1,063
Total Sovereign Bonds (Cost $13,188)					12,832
Taxable Municipal Bonds (1.4%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	160	132
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	285	336
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	60	68
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	820	1,012
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	258
	California GO	7.500%	4/1/34	155	186
	California GO	7.550%	4/1/39	375	471
	California GO	7.300%	10/1/39	1,325	1,595
	California GO	7.350%	11/1/39	70	85
	California GO	5.875%	10/1/41	885	951
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	120	116
	California State University College & University Revenue	2.719%	11/1/52	350	250
	California State University College & University Revenue	2.939%	11/1/52	445	320
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	1,679	1,919
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	776	885
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	589
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	226	224
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	180
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	515	389
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	75	67
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	255	239
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	345	290
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	1,980	2,261
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	70	61
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	130	104
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	235	217
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	140	147
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	930	716
	Houston TX GO	6.290%	3/1/32	290	315
	Illinois GO	5.100%	6/1/33	5,774	5,865
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	750	821
	JobsOhio Beverage System Economic Development Revenue	4.433%	1/1/33	345	351
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	160	138
[8]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	390	286
[7]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/34	2,000	2,115
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/39	670	701
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	385	400
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	890	801
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	1,000	1,071
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	475	409
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	650	517
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	285	347

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	40	41
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	785	892
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	70	65
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	265
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	410	499
	New York NY GO	4.610%	9/1/37	920	924
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	450	363
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	465	551
[7]	Oregon School Boards Association GO	5.528%	6/30/28	1,399	1,431
[8]	Oregon State University College & University Revenue	3.424%	3/1/60	1,000	768
[9]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,111
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	65	65
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	1,035	1,059
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	485	346
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	1,085
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	629
	Riverside CA General Fund Revenue	3.857%	6/1/45	260	232
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	290	274
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	350	296
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	1,000	835
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	925	865
[2]	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	407	421
[2]	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	615	648
	University of California College & University Revenue	1.316%	5/15/27	315	295
	University of California College & University Revenue	1.614%	5/15/30	645	568
	University of California College & University Revenue	3.931%	5/15/45	570	536
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	465	458
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	80	92
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	695	799
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	450	325
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	1,350	1,277
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	780	562
	University of Michigan College & University Revenue	2.562%	4/1/50	997	679
	University of Michigan College & University Revenue	3.504%	4/1/52	210	171
	University of Minnesota College & University Revenue	4.048%	4/1/52	775	691
Total Taxable Municipal Bonds (Cost $52,305)					49,323
				Shares
Temporary Cash Investments (1.1%)
Money Market Fund (0.0%)
[10]	Vanguard Market Liquidity Fund	5.014%		116	12
				Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	4.091–4.093%	9/4/25	2,200	2,120

Balanced Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (1.0%)
NatWest Markets plc (Dated 9/30/24, Repurchase Value $35,805,000, collateralized by U.S. Treasury Note/Bond 2.750%–4.125%, 1/31/25–7/31/27, with a value of $36,516,000)	4.860%	10/1/24	35,800	35,800
Total Temporary Cash Investments (Cost $37,931)				37,932
Total Investments (99.8%) (Cost $2,942,756)				3,528,965
Other Assets and Liabilities—Net (0.2%)				7,768
Net Assets (100%)				3,536,733
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $155,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2024.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $226,457,000, representing 6.4% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral

Balanced Portfolio
pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
D.	Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F.	Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The portfolio had no open futures contracts at September 30, 2024.
G.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,185,489	132,214	—	2,317,703
U.S. Government and Agency Obligations	—	286,304	—	286,304
Asset-Backed/Commercial Mortgage-Backed Securities	—	41,509	—	41,509
Corporate Bonds	—	783,362	—	783,362
Sovereign Bonds	—	12,832	—	12,832
Taxable Municipal Bonds	—	49,323	—	49,323
Temporary Cash Investments	12	37,920	—	37,932
Total	2,185,501	1,343,464	—	3,528,965